COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories
Inventories	$ 44,455	$ 107,557
Gross carrying amount
Inventories
Electronics	21,752	92,429
Home and Health care	7,734	16,574
Tools and Workshop Equipment	16,249	365
Allowance / Reserve
Inventories
Inventories	$ (1,280)	$ (1,811)